First Trust Mid Cap Growth AlphaDEX Fund Annual Fund Operating Expenses - First Trust Mid Cap Growth AlphaDEX Fund - First Trust Mid Cap Growth AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.73%